Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment
Property and equipment, gross	$ 859	$ 857
Less accumulated depreciation and amortization	(783)	(718)
Net Property Plant and Equipment	76	139
Furniture and fixtures
Property and Equipment
Estimated Useful Life	5 years
Property and equipment, gross	68	68
Computer equipment and software
Property and Equipment
Estimated Useful Life	3 years
Property and equipment, gross	286	284
Leasehold improvements
Property and Equipment
Property and equipment, gross	$ 505	$ 505